UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22022
                                      ----------------------------------------

          Advent/Claymore Global Convertible Securities and Income Fund
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1065 Avenue of the Americas, New York, NY 10018
------------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip code)

                             Robert White, Treasurer

          Advent/Claymore Global Convertible Securities and Income Fund

                           1065 Avenue of the Americas

                               New York, NY 10018
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments.

 ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
 PORTFOLIO OF INVESTMENTS
 JANUARY 31, 2008 (UNAUDITED)

 NUMBER OF SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------------

                        LONG-TERM INVESTMENTS -- 122.3%
                        CONVERTIBLE PREFERRED STOCKS -- 46.4%
                        AGRICULTURE -- 1.1%
           5,000        Bunge Ltd., 5.125%, 2010 (Bermuda) (a)                                 $    5,484,850
                                                                                           -------------------

                        AIRLINES -- 1.7%
         250,000        Continental Airlines Financial Trust II, 6.00%, 2030                        8,250,000
                                                                                           -------------------

                        ALUMINUM, STEEL AND OTHER METALS -- 2.3%
          40,000        Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010                           5,312,000
         100,000        Vale Capital, Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (b)                      6,050,000
                                                                                           -------------------
                                                                                                   11,362,000
                                                                                           -------------------

                        AUTOMOTIVE -- 2.1%
         417,919        Merrill Lynch International Co., Ser. Suzuki, 8.00%, 2008
                        (Japan) (b)(c)                                                             10,650,666
                                                                                           -------------------

                        BANKING AND FINANCE -- 0.3%
           1,400        Bank of America Corp., Ser. L, 7.25%, 2049                                  1,570,800
                                                                                           -------------------

                        BEVERAGES -- 2.4%
         529,287        Allegro Investment Corp. SA, Ser. SABMiller, 8.00%, 2008 (b)               11,953,251
                                                                                           -------------------

                        CHEMICALS -- 1.0%
           5,400        Givaudan Nederland Finance, 5.375%, 2010 (Netherlands)                      4,939,319
                                                                                           -------------------

                        COMMUNICATIONS EQUIPMENT -- 2.4%
          15,000        Lucent Technologies Capital Trust I, 7.75%, 2017                           12,090,000
                                                                                           -------------------

                        DIVERSIFIED MANUFACTURING OPERATIONS -- 3.6%
         100,000        Avery Dennison Corp., 7.875%, 2010                                          5,018,000
         100,000        KBC Financial Products, Ser. Siemens AG, 8.00%, 2008 (Germany) (b)         12,824,955
                                                                                           -------------------
                                                                                                   17,842,955
                                                                                           -------------------
                        ENGINEERING-- 3.1%
         628,060        Eksportfinans A/S, Ser. ABB Ltd., 8.00%, 2008 (Switzerland) (b)(c)         15,261,829
                                                                                           -------------------

                        ENTERTAINMENT -- 1.9%
         222,750        Lehman Brothers Holdings, Inc., Ser. International Game Tech.,
                        8.00%, 2008 (b)                                                              9,239,670
                                                                                           -------------------

                        FINANCIAL SERVICES -- 3.5%
         380,000        CIT Group, Inc., 7.75%, 2010 (a)                                            7,964,800
             115        Fannie Mae, 5.375%, 2008 (a)                                                9,526,328
                                                                                           -------------------
                                                                                                   17,491,128
                                                                                           -------------------
                        INSURANCE -- 2.1%
         250,000        IPC Holdings, Ltd., 7.25%, 2008 (Bermuda)                                   6,156,250
         250,000        XL Capital Ltd., 7.00%, 2009 (Cayman Islands)                               4,285,000
                                                                                           -------------------
                                                                                                   10,441,250
                                                                                           -------------------
                        INTERNET -- 1.3%
         329,815        Merrill Lynch & Co., Inc., Ser. Yahoo, 8.00%, 2008 (b)(c)                   6,536,933
                                                                                           -------------------

                        MACHINE TOOLS -- 1.5%
          63,000        Merrill Lynch International & Co. CV, Ser. SMC Corp.,
                        8.00%, 2008 (Japan) (b) (c)                                                 7,196,490
                                                                                           -------------------

                        MACHINERY -- 2.4%
         475,500        Morgan Stanley, Ser. Komatsu, 8.00%, 2008 (Japan) (b)(c)                   12,114,260
                                                                                           -------------------

                        METALS AND MINING -- 0.3%
          15,000        Royal Gold, Inc., 7.25%, 2010                                               1,573,500
                                                                                           -------------------

                        OIL AND GAS -- 2.9%
          81,423        Chesapeake Energy Corp., 4.50%, 2049                                        8,529,059
          53,704        McMoRan Exploration Co., 6.75%, 2010                                        5,854,273
                                                                                           -------------------
                                                                                                   14,383,332
                                                                                           -------------------


                        PHARMACEUTICALS -- 4.6%
          11,000        Mylan, Inc., 6.50%, 2010                                                   11,629,750
          57,500        Schering-Plough Corp., 6.00%, 2010                                         11,016,425
                                                                                           -------------------
                                                                                                   22,646,175
                                                                                           -------------------
                        REAL ESTATE INVESTMENT TRUSTS -- 0.6%
         150,000        HRPT Properties Trust, Ser. D, 6.50%, 2049                                  2,919,000
                                                                                           -------------------

                        SEMICONDUCTORS -- 1.9%
         445,820        Wachovia Bank NA, Ser. Intel, 8.00%, 2008 (b)(c)                            9,540,682
                                                                                           -------------------

                        UTILITIES-GAS AND ELECTRIC -- 2.5%
          85,000        Entergy Corp., 7.625%, 2009 (a)                                             5,440,000
         190,000        PNM Resources, Inc., 6.75%, 2008                                            7,009,100
                                                                                           -------------------
                                                                                                   12,449,100
                                                                                           -------------------
                        WASTE MANAGEMENT -- 0.9%
          17,500        Allied Waste Industries, Inc., Ser. D, 6.25%, 2008                          4,534,687
                                                                                           -------------------

                        TOTAL CONVERTIBLE PREFERRED STOCKS - 46.4%
                        (Cost $259,843,230)                                                       230,471,877
                                                                                           -------------------

 PRINCIPAL AMOUNT                                                                                       VALUE
--------------------------------------------------------------------------------------------------------------
                        CONVERTIBLE BONDS -- 39.0%
                        ADVERTISING -- 1.0%
    $  5,000,000        Elf Special Financing, Ltd., B
                        5.341%, 6/15/09 (Cayman Islands) (c)(d)                                     5,007,500
                                                                                           -------------------

                        AUTOMOTIVE -- 3.9%
       7,400,000 Euro   Deutsche Bank AG, Ser. Daimler, NR
                        8.00%, 6/20/08, Convertible Bond (Germany) (b)(c)                           8,633,673
    $ 13,625,000        General Motors Corp., Ser. B, B-
                        5.25%, 3/06/32, Convertible Senior Debentures                              10,867,300
                                                                                           -------------------
                                                                                                   19,500,973
                                                                                           -------------------
                        AUTO PARTS AND EQUIPMENT -- 1.4%
       7,000,000 Euro   Calyon Financial Products, Ser. Continental AG, NR
                        8.00%, 6/18/08 (Germany) (b)                                                7,051,800
                                                                                           -------------------

                        CHEMICALS-- 2.4%
       5,500,000 Euro   Bayer Capital Corp. BV, BBB-
                         6.625%, 6/01/09, Subordinated Convertible Debentures (Netherlands)        11,998,743
                                                                                           -------------------

                        COMMERCIAL SERVICES-- 2.8%
    $ 10,000,000        Deutsche Bank AG, Ser. SIN, NR
                        8.00%, 12/23/08, Convertible Notes (Germany) (b)(c)                         9,731,000
       7,000,000 Euro   JP Morgan International Derivatives Ltd., Ser. USG People, NR
                        8.00%, 6/18/08 (Netherlands) (b)                                            4,286,632
                                                                                           -------------------
                                                                                                   14,017,632
                                                                                           -------------------
                        COMPUTERS-SOFTWARE AND PERIPHERALS -- 1.1%
    $  6,000,000        Novell, Inc., NR
                        0.50%, 7/15/24, Senior Unsecured Convertible Notes (e)                      5,640,000
                                                                                           -------------------

                        CONSUMER STAPLES -- 2.4%
      15,000,000        BNP Paribas SA, Ser. Shanghai Industrial, AA
                        9.00%, 10/03/08 (Hong Kong) (b)(c)                                         12,037,500
                                                                                           -------------------

                        DIVERSIFIED METALS AND MINING  -- 1.9%
       8,000,000        Peabody Energy Corp., B
                        4.75%, 12/15/41, Senior Unsecured Convertible Debentures (a)                9,500,000
                                                                                           -------------------

                        FINANCIAL SERVICES -- 2.0%
       3,668,000        CompuCredit Corp., NR
                        5.875%, 11/30/35, Senior Unsecured Convertible Notes                        1,801,905
       3,500,000 Euro   Fortfinlux S.A., A-
                        5.94%, 11/07/72, Subordinated Convertible Notes (Luxembourg) (d)            4,165,014
       5,000,000        Swiss Reinsurance Treasury Luxembourg SA, Ser. RUKN, AA-
     Swiss Franc        6.00%, 12/15/08, Senior Unsecured Convertible Notes (Switzerland) (b)       3,840,378
                                                                                           -------------------
                                                                                                    9,807,297
                                                                                           -------------------

                        GAS AND ELECTRIC -- 2.2%
       7,200,000 Euro   Deutsche Bank AG., Ser. CEZ, NR
                        8.00%, 6/20/08, Convertible Notes (Czech Republic) (b)                     11,045,155
                                                                                           -------------------

                        HEALTH CARE PRODUCTS AND SERVICES -- 2.5%
      94,000,000 HK$    Dexia Banque Internationale & Luxembourg S.A., Ser. Hengan, NR
                        8.00%, 7/24/08 (Hong Kong) (b)                                             12,404,084
                                                                                           -------------------

                        INDUSTRIAL -- 3.0%
      10,600,000 Euro   Bayer Hypo, Ser. Lafarge, A
                        8.00%, 10/03/08 (France) (b)                                               14,664,493
                                                                                           -------------------

                        MACHINERY-DIVERSIFIED -- 1.5%
    $ 12,500,000        Allegro Investment Corp., Ser. Nabtesco, NR
                        8.00%, 7/16/08 (Japan) (b)(c)                                               7,567,134
                                                                                           -------------------

                        MEDIA -- 0.6%
       3,000,000        CCO Holdings LLC/CCO Holdings Capital Corp., CCC
                        8.75%, 11/15/13, Senior Unsecured Convertible Notes                         2,805,000
                                                                                           -------------------

                        METALS -- 4.1%
       5,000,000 Pound  Calyon Financial Products, Ser. Xstrata, NR
                        8.00%, 6/12/08, (United Kingdom) (b)                                       11,154,671
       7,500,000 Euro   Figaro Finance Ltd., Ser. Vallourec, NR
                        3.875%, 9/18/09, Senior Secured Convertible Notes (France) (b)              9,310,944
                                                                                           -------------------
                                                                                                   20,465,615
                                                                                           -------------------
                        OIL AND GAS -- 0.6%
       3,000,000 CAD    Harvest Energy Trust, NR
                        7.25%, 9/30/13, Subordinated Convertible Notes (Canada)                     2,752,281
                                                                                           -------------------

                        RETAIL-SPECIALTY STORES -- 3.6%
    $ 12,000,000        BNP Paribas SA, Ser. Don Quijote, AA
                        8.00%, 6/30/08, Convertible Notes (Japan) (b)(c)                           10,505,460
       3,500,000 Pound  Punch Taverns Redwood Jersey Co., NR
                        5.00%, 12/14/10, Senior Unsecured Convertible Bonds (Jersey)                7,121,800
                                                                                           -------------------
                                                                                                   17,627,260
                                                                                           -------------------
                        TELECOMMUNICATIONS -- 1.4%
     $ 7,500,000        Level 3 Communications, Inc., CCC
                        6.00%, 9/15/09, Subordinated Convertible Notes                              7,012,500
                                                                                           -------------------

                        TRANSPORTATION -- 0.6%
       2,947,000        YRC Worldwide, Inc., BB+
                        5.00%, 8/08/23, Senior Unsecured Notes                                      2,781,231
                                                                                           -------------------

                        TOTAL CONVERTIBLE BONDS -- 39.0%
                        (Cost $219,834,307)                                                       193,686,198
                                                                                           -------------------

                        CORPORATE BONDS -- 7.5%
                        ADVERTISING -- 0.2%
       1,500,000        R.H. Donnelley Corp., B
                        8.875%, 10/15/17, Senior Notes (c)                                          1,278,750
                                                                                           -------------------

                        COMPUTERS-SOFTWARE AND PERIPHERALS -- 0.5%
       2,500,000        SunGard Data Systems, Inc., B-
                        10.25%, 8/15/15, Senior Subordinated Notes                                  2,512,500
                                                                                           -------------------

                        ELECTRONIC EQUIPMENT AND COMPONENTS -- 0.4%
       2,500,000        Freescale Semiconductor Inc., B-
                        8.866%, 12/15/14, Company Guarantee Notes (d)                               1,812,500
                                                                                           -------------------

                        FINANCIAL SERVICES -- 1.9%
      10,000,000        CDX North America High Yield, NR
                        7.625%, 6/29/12 (c)                                                         9,750,000
                                                                                           -------------------

                        FOREST PRODUCTS & PAPER-- 0.7%
       1,000,000        Rock-Tenn Co., Class A, BB
                        8.20%, 8/15/11, Senior Unsecured Notes                                      1,027,500
                        Verso Paper Holdings LLC, Ser. B, B+
       1,000,000        9.125%, 8/01/14, Senior Secured Notes                                         975,000
       1,500,000        8.661%, 8/01/14, Senior Secured Notes (d)                                   1,432,500
                                                                                           -------------------
                                                                                                    3,435,000
                                                                                           -------------------


                        HEALTH CARE PRODUCTS AND SERVICES-- 1.5%
                        HCA, Inc., B-
       2,000,000        6.50%, 2/15/16, Senior Unsecured Notes                                      1,707,500
       3,000,000        8.36%, 4/15/24, Unsecured Debentures                                        2,570,271
       1,000,000        HCA, Inc., BB-
                        9.25%, 11/15/16, Senior Notes                                               1,051,250
       2,500,000        Tenet Healthcare Corp., CCC+
                        9.25%, 2/01/15, Senior Unsecured Notes                                      2,312,500
                                                                                           -------------------
                                                                                                    7,641,521
                                                                                           -------------------
                        LEISURE AND ENTERTAINMENT-- 0.6%
       2,000,000        Caesars Entertainment, Inc., B-
                        8.125%, 5/15/11, Company Guarantee Notes                                    1,752,500
       2,000,000        Harrah's Operating Co., Inc., B-
                        6.50%, 6/01/16, Company Guarantee Notes                                     1,281,808
                                                                                           -------------------
                                                                                                    3,034,308
                                                                                           -------------------
                        MEDIA-- 1.2%
       1,000,000        CCH II LLC/ CCH II Capital Co., CCC
                        10.25%, 9/15/10, Senior Unsecured Notes                                       952,500
       2,500,000        Idearc, Inc., B+
                        8.00%, 11/15/16, Company Guarantee Notes                                    2,250,000
       2,500,000        Nielsen Finance LLC, CCC+
                        10.00%, 8/01/14, Company Guarantee Notes                                    2,537,500
                                                                                           -------------------
                                                                                                    5,740,000
                                                                                           -------------------
                        PACKAGING & CONTAINERS-- 0.3%
       1,500,000        Graphic Packaging International Corp., B-
                        9.50%, 8/15/13, Company Guarantee Notes                                     1,421,250
                                                                                           -------------------

                        TELECOMMUNICATIONS-- 0.2%
       1,000,000        Cricket Communications, Inc., CCC
                        9.375%, 11/01/14, Company Guarantee Notes                                     915,000
                                                                                           -------------------

                        TOTAL CORPORATE BONDS -- 7.5%
                        (Cost $40,062,623)                                                         37,540,829
                                                                                           -------------------

 NUMBER OF SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS -- 26.2%
                        AGRICULTURE -- 0.9%
          30,000        Potash Corp. of Saskatchewan, Inc. (Canada) (a)                             4,226,400
                                                                                           -------------------

                        AIRLINES-- 0.7%
         125,000        Continental Airlines, Inc., Class B (a)(f)(g)                               3,401,250
                                                                                           -------------------

                        ALUMINUM, STEEL AND OTHER METALS -- 1.6%
          50,000        Freeport-McMoRan Copper & Gold, Inc., Class B (a)                           4,451,500
          16,700        Vallourec SA (France)                                                       3,297,461
                                                                                           -------------------
                                                                                                    7,748,961
                                                                                           -------------------
                        AUTOMOTIVE -- 1.2%
          10,850        Daimler AG (Germany)                                                          838,407
         207,000        Suzuki Motor Corp. (Japan)                                                  5,207,853
                                                                                           -------------------
                                                                                                    6,046,260
                                                                                           -------------------
                        AUTO PARTS & EQUIPMENT -- 0.3%
          15,800        Continental AG (Germany)                                                    1,625,847
                                                                                           -------------------

                        BUILDING PRODUCTS AND SERVICES -- 0.6%
          28,600        Holcim Ltd. (Switzerland)                                                   2,758,469
                                                                                           -------------------

                        CHEMICALS-- 0.7%
         461,000        Tokai Carbon Co., Ltd. (Japan)                                              3,607,355
                                                                                           -------------------

                        COMMERCIAL SERVICES -- 0.4%
         100,000        USG People NV (Netherlands)                                                 2,055,072
                                                                                           -------------------

                        DIVERSIFIED OPERATIONS -- 0.5%
         629,000        Shanghai Industrial Holdings Ltd. (Hong Kong)                               2,335,636
                                                                                           -------------------

                        FINANCIAL SERVICES -- 2.6%
          74,074        Fortis (Belgium) (f)(h)                                                         1,097
       1,170,093        Man Group PLC (United Kingdom) (a)                                         12,712,385
                                                                                           -------------------
                                                                                                   12,713,482
                                                                                           -------------------
                        HEALTH CARE PRODUCTS AND SERVICES -- 0.4%
         570,000        Hengan International Group Co., Ltd. (Cayman Islands)                       2,083,654
                                                                                           -------------------



                        LEISURE AND ENTERTAINMENT -- 1.3%
         150,000        International Game Technology (a)                                           6,400,500
                                                                                           -------------------

                        MACHINERY -- 1.2%
          93,563        Heidelberger Druckmaschin AG (Germany)                                      2,515,693
         138,000        Nabtesco Corp. (Japan)                                                      1,674,301
          15,000        SMC Corp. (Japan)                                                           1,681,636
                                                                                           -------------------
                                                                                                    5,871,630
                                                                                           -------------------
                        METALS AND MINING -- 0.8%
          52,350        Xstrata PLC (United Kingdom)                                                3,982,829
                                                                                           -------------------

                        OIL & GAS -- 8.2%
         440,000        ARC Energy Trust-Units (Canada)                                             9,754,017
         395,000        Bonavista Energy Trust (Canada)                                            10,738,891
         265,000        Crescent Point Energy Trust (Canada)                                        6,439,695
         231,000        Enerplus Resources Fund (Canada)                                            8,928,853
         225,000        Harvest Energy Trust (Canada)                                               5,043,642
                                                                                           -------------------
                                                                                                   40,905,098
                                                                                           -------------------
                        PHARMACEUTICALS -- 1.2%
          34,000        Roche Holding AG (Switzerland)                                              6,138,497
                                                                                           -------------------

                        REAL ESTATE -- 0.6%
         478,000        Kerry Properties Ltd. (Bermuda)                                             3,166,679
                                                                                           -------------------

                        RETAIL - SPECIALTY STORES -- 1.9%
          70,000        GameStop Corp., Class A (a)(f)                                              3,621,100
         222,069        Whitbread PLC (United Kingdom)                                              6,004,036
                                                                                           -------------------
                                                                                                    9,625,136
                                                                                           -------------------
                        TELECOMMUNICATIONS -- 1.1%
         125,000        NII Holdings, Inc. (a)(f)                                                   5,332,500
                                                                                           -------------------

                        TOTAL COMMON STOCKS -- 26.2%
                        (Cost $146,877,713)                                                       130,025,255
                                                                                           -------------------

                        PREFERRED STOCKS -- 1.9%
                        AUTOMOTIVE -- 0.7%
           1,880        Porsche Automobil Holding SE (Germany)                                      3,367,790
                                                                                           -------------------

                        FINANCIAL SERVICES -- 1.2%
         225,000        Freddie Mac, Ser. Z                                                         6,041,250
                                                                                           -------------------

                        TOTAL PREFERRED STOCKS - 1.9%
                        (Cost $10,817,849)                                                          9,409,040
                                                                                           -------------------

                        INVESTMENT COMPANIES-- 1.3%
                        EXCHANGE-TRADED FUNDS-- 1.3%
          60,000        UltraShort QQQ ProShares                                                    2,938,200
          60,000        UltraShort S&P500 ProShares                                                 3,690,000
                                                                                           -------------------
                        (Cost $7,345,400)                                                           6,628,200
                                                                                           -------------------

                        TOTAL LONG-TERM INVESTMENTS -- 122.3%
                        (Cost $684,781,122)                                                       607,761,399
                                                                                           -------------------

 NUMBER OF SHARES                                                                                       VALUE
--------------------------------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS -- 0.2%
                        MONEY MARKET FUNDS -- 0.2%
       1,020,788        Goldman Sachs Financial Prime Obligations
                        (Cost $1,020,788)                                                           1,020,788
                                                                                           -------------------

                        TOTAL INVESTMENTS -- 122.5%
                        (Cost $685,801,910)                                                       608,782,187
                        Total Options Written  -- (0.1%)                                              (822,229)
                        Other assets in excess of liabilities -- 11.8%                              58,859,547
                        Preferred Stock, at redemption value - (-34.2% of Net Assets
                        Applicable to Common Shareholders or - 27.9% of Total Investments)       (170,000,000)
                                                                                           -------------------

                        NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS-- 100.0%                    $ 496,819,505
                                                                                           ===================


 LLC - Limited Liability Corp.

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b) Synthetic Convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to 25.3% of net assets.

(d)  Floating rate security. The rate shown is as of January 31, 2008.

(e) Security is a "step up" bond where the coupon changes at a predetermined date. The rate shown is as of January 31, 2008.

(f)  Non-income producing security.

(g) All of this security with an aggregate market value of $3,401,250 has been physically segregated to collateralize written call options. (h) Security has reduced withholding tax of 15% (rather than 25%) on dividends paid.

(h) Security has reduced withholding tax of 15% (rather than 25%) on dividends paid.


Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.



                              COUNTRY ALLOCATION *
         ----------------------------------------------------------------
         United States                                             42.8%
         Japan                                                      9.9%
         Canada                                                     7.9%
         Germany                                                    7.6%
         United Kingdom                                             5.5%
         Switzerland                                                4.6%
         France                                                     4.5%
         Hong Kong                                                  4.4%
         Netherlands                                                3.8%
         Bermuda                                                    2.4%
         Cayman Islands                                             1.9%
         Czech Republic                                             1.8%
         Jersey                                                     1.2%
         Brazil                                                     1.0%
         Luxembourg                                                 0.7%
         Belgium                                                    0.0%
         ----------------------------------------------------------------
       * Based on Total Investments.  Subject to change daily.

See previously submitted notes to financial statements for the period ending October 31, 2007.

ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND
Portfolio of Investments (continued)
January 31, 2008 (unaudited)


Contracts
(100 shares                                                            Expiration    Exercise         Market
per contract)    Call Options Written(f)                                     Date       Price          Value
-------------------------------------------------------------------------------------------------------------

         150     Bunge Ltd., 5.125%, 2010 (Bermuda)                 February 2008    $ 125.00       $ 45,000
         200     CIT Group, Inc., 7.75%, 2010                          March 2008       30.00         40,000
         500     Continental Airlines, Inc., Class B                February 2008       25.00        157,500
         250     Continental Airlines, Inc., Class B                   March 2008       30.00         47,500
         150     Entergy Corp., 7.625%, 2009                           March 2008      120.00         21,750
         100     Fannie Mae, 5.375%, 2049                              March 2008       40.00         13,500
         100     Freeport-McMoRan Copper & Gold, Inc., Class B      February 2008      100.00          8,100
         100     Freeport-McMoRan Copper & Gold, Inc., Class B      February 2008      110.00          2,000
         100     Freeport-McMoRan Copper & Gold, Inc., Class B         March 2008       95.00         50,000
         100     Freeport-McMoRan Copper & Gold, Inc., Class B         March 2008      100.00         33,000
         250     GameStop Corp., Class A                               March 2008       55.00         51,250
         150     GameStop Corp., Class A                               March 2008       60.00         12,750
         200     International Game Technology                      February 2008       40.00         60,000
         150     Man Group PLC                                         March 2008      595.00         49,597
         297     Man Group PLC                                         March 2008      635.00         44,282
         250     NII Holdings, Inc.                                    March 2008       50.00         32,750
         100     Peabody Energy Corp., B, 4.75%, 12/15/41              March 2008       60.00         18,000
         100     Potash Corp. of Saskatchewan, Inc. (Canada)        February 2008      155.00         17,500
          50     Potash Corp. of Saskatchewan, Inc. (Canada)        February 2008      160.00          3,750
         150     Potash Corp. of Saskatchewan, Inc. (Canada)           March 2008      150.00        114,000

       3,447     Total Call Options Written                                                   ---------------
                 (Premiums received $621,533)                                                      $ 822,229
                                                                                              ===============


 (f) Non-income producing security.

Total Return Swaps


                                                                                            Notional
                                                                              Termination    Amount        Paying      Unrealized
Counterparty          Underlying Term Loans                                        Date        (000)  Floating Rate   Depreciation
----------------------------------------------------------------------------------------------------------------------------------

Citigroup             Georgia-Pacific Corp., US LIBOR + 1.75%,
                       due 12/22/12                                          08/01/2008     $ 6,906 (a)                $ (559,645)

Citigroup             Graphic Packaging International, Inc.,
                       US LIBOR + 2.0%, due 05/16/14                         06/23/2008      14,528 (a)                (1,531,754)

Citigroup             Health Management Associates, Inc.,
                       US LIBOR + 1.75%, due 02/28/14                        07/30/2008       4,938 (a)                  (559,681)

Citigroup             Lifepoint Hospitals, Inc., US LIBOR + 1.625%,
                       due 08/23/12                                          07/10/2008      15,120 (a)                (1,398,962)

Citigroup             Yell Group PLC, US LIBOR + 2.0%,
                       due 02/10/13                                          07/30/2008       5,006 (a)                  (306,250)

JPMorgan Chase & Co.  Allied Waste North America, US LIBOR,
                       due 03/28/14                                          07/01/2008       5,133         3.70%        (297,227)

JPMorgan Chase & Co.  Boise Cascade LLC, US LIBOR + 1.5%,
                       due 04/30/14                                          07/01/2008       5,821         3.70%         (86,595)

JPMorgan Chase & Co.  Celanese Holdings LLC, US LIBOR + 1.75%,
                       due 03/30/14                                          07/01/2008       9,280         3.70%        (554,584)

JPMorgan Chase & Co.  Charter Communications, US LIBOR + 2.0%,
                       due 03/06/14                                          07/01/2008      14,875         3.70%      (1,944,598)

JPMorgan Chase & Co.  Community Health Systems, Inc.,
                       US LIBOR + 2.25%, due 07/25/14                        07/01/2008      17,830         3.70%      (1,350,125)

JPMorgan Chase & Co.  Davita, Inc., US LIBOR + 1.5%, due 10/05/12            07/01/2008      14,063         3.70%        (830,526)

JPMorgan Chase & Co.  Delta Air Lines, Inc., US LIBOR + 2.0%,
                       due 04/30/12                                          07/01/2008      13,613         3.70%      (1,177,246)

JPMorgan Chase & Co.  DirectTV Holdings LLC, US LIBOR + 1.5%,
                       due 04/13/13                                          07/01/2008       6,775         3.70%        (136,193)

JPMorgan Chase & Co.  Energy Future Holdings, US LIBOR + 3.5%,
                       due 10/10/14                                          07/01/2008       3,751         3.70%        (259,766)

JPMorgan Chase & Co.  Energy Future Holdings, US LIBOR + 3.5%,
                       due 10/10/14                                          07/01/2008       4,655         3.70%        (213,307)

JPMorgan Chase & Co.  Ford Motor Co., US LIBOR + 3.0%,
                       due 12/15/13                                          07/01/2008      17,528         3.70%      (1,972,207)

JPMorgan Chase & Co.  Georgia-Pacific Corp., US LIBOR + 1.75%,
                       due 12/22/12                                          08/01/2008       2,316         3.70%        (159,596)

JPMorgan Chase & Co.  HCA, Inc., US LIBOR + 2.75%, due 11/16/13              07/01/2008      18,472         3.70%      (1,161,517)

JPMorgan Chase & Co.  Hertz Corp., US LIBOR + 2.50%, due 12/12/12            07/01/2008       7,181         3.70%        (251,720)

JPMorgan Chase & Co.  Idearc, Inc., US LIBOR + 2.0%, due 11/17/14            07/01/2008      16,040         3.70%      (1,183,378)

JPMorgan Chase & Co.  Isle of Capri Casinos, US LIBOR + 1.75%,
                       due 07/26/14                                          07/01/2008       4,512         3.70%        (435,735)

JPMorgan Chase & Co.  Las Vegas Sands LLC, US LIBOR + 1.75%,
                       due 05/23/14                                          07/01/2008      26,282         3.70%        (492,705)

JPMorgan Chase & Co.  Level 3 Communications, Inc., US LIBOR + 2.25%,
                       due 03/13/14                                          07/01/2008      12,448         3.70%        (409,233)

JPMorgan Chase & Co.  Mirant North America LLC, US LIBOR + 1.75%,
                       due 01/03/13                                          07/01/2008      13,988         3.70%        (818,377)

JPMorgan Chase & Co.  NRG Energy, Inc., US LIBOR + 1.75%, due 02/01/13       07/01/2008      12,085         3.70%        (867,607)

JPMorgan Chase & Co.  NRG Holdings, Inc., US LIBOR + 2.5%, due 06/08/14      07/01/2008       3,670         3.70%        (292,514)

JPMorgan Chase & Co.  Owens-Brockway, US LIBOR + 1.75%, due 06/14/13         07/01/2008       1,842         3.70%        (110,324)

JPMorgan Chase & Co.  R.H. Donnelley Inc., US LIBOR + 1.5%, due 06/30/11     07/01/2008      14,421         3.70%        (482,308)

JPMorgan Chase & Co.  Tenneco Automotive, Inc., US LIBOR + 1.75%,
                       due 03/16/14                                          07/01/2008       4,675         3.70%        (298,207)

JPMorgan Chase & Co.  Time Warner Telecommunications Holdings,
                       US LIBOR + 2.25%, due 01/07/13                        07/01/2008       4,747         3.70%        (193,567)

JPMorgan Chase & Co.  Virgin Media Investment Holding, EURIBOR + 2.0%,
                       due 10/04/13                                          07/01/2008       2,933         4.70%        (526,317)

JPMorgan Chase & Co.  Virgin Media Investment Holding, GB LIBOR + 2.125%,
                       due 10/04/13                                          07/01/2008       2,161         6.11%        (780,401)

JPMorgan Chase & Co.  Windstream Corp., US LIBOR + 1.5%, due 07/17/13        07/01/2008       4,777         3.70%        (123,495)

JPMorgan Chase & Co.  Yell Group PLC, US LIBOR + 2.00%, due 10/27/12         07/01/2008       1,840 (a)                  (124,304)
                                                                                                                 -----------------
                                                                                                                    $ (21,889,971)
                                                                                                                 =================

For each swap noted, the Fund pays a floating rate and receives the total return of the underlying asset.

(a) Not settled as of January 31, 2008.


Credit Default Swap Agreements
                                                                                               Notional                  Unrealized
                                                                             Termination        Amount    Paying       Appreciation
Counterparty           Underlying Term Loan                                     Date           (000)    Floating Rate (Depreciation)
-------------------    --------------------                                  -----------   -------------  -------------------------

JPMorgan Chase & Co.   AMR Corp.                                             03/20/2013       2,500         8.80%         (60,714)
JPMorgan Chase & Co.   CDX NA HY S9 100 S                                    12/20/2012      10,000         3.75%          819,061
                                                                                                                 -----------------
                                                                                                                         $ 758,347
                                                                                                                 =================

                                                                                                                    $ (21,131,624)
                                                                                                                 =================


Item 2.  Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Global Convertible Securities and Income Fund
------------------------------------------------------------------------------

By:     /s/ Tracy V. Maitland
     -------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: March 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Tracy V. Maitland
     -------------------------------------------------------------------------
        Tracy V. Maitland
        President and Chief Executive Officer

Date: March 28, 2008


By:     /s/ Robert White
     -------------------------------------------------------------------------
        Robert White
        Treasurer and Chief Financial Officer

Date: March 28, 2008